Intangible Assets - Schedule of Changes in Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 7,057	₩ 6,370	₩ 3,869
Acquisitions/Capital expenditure	5,066	4,506	6,455
Amortization	(4,608)	(3,211)	(2,406)
Disposals	(4)	(3)	(18)
Reclassification		0
Impairment	(53)	(615)	(1,531)
Other	(314)
Foreign exchange differences	13	10	1
Ending balance	7,157	7,057	6,370
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,784	2,780	1,938
Acquisitions/Capital expenditure	3,203	379	2,136
Amortization	(1,677)	(1,382)	(1,296)
Disposals	0	0	0
Reclassification		0
Impairment	0	0	0
Other	0
Foreign exchange differences	0	7	2
Ending balance	3,310	1,784	2,780
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883	626	545
Acquisitions/Capital expenditure	352	369	170
Amortization	(142)	(112)	(83)
Disposals	(4)	0	(6)
Reclassification		0
Impairment	0	0	0
Other	0
Foreign exchange differences	0	0	0
Ending balance	1,089	883	626
License fee
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,362	2,678	1,351
Acquisitions/Capital expenditure	1,511	3,755	3,886
Amortization	(2,789)	(1,717)	(1,027)
Disposals	0	0	0
Reclassification		258
Impairment	(53)	(615)	(1,531)
Other	(314)
Foreign exchange differences	13	3	(1)
Ending balance	2,730	4,362	2,678
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28	286	35
Acquisitions/Capital expenditure	0	3	263
Amortization	0	0	0
Disposals	0	(3)	(12)
Reclassification		(258)
Impairment	0	0	0
Other	0
Foreign exchange differences	0	0	0
Ending balance	₩ 28	₩ 28	₩ 286